UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     February 17, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $503,048 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD                 COM              00762W107     8331   193926 SH       SOLE                    33200        0   160726
AMEDISYS INC                   COM              023436108    16486   374850 SH       SOLE                    63100        0   311750
AMERICAN REPROGRAPHICS CO      COM              029263100     7321   838626 SH       SOLE                   141400        0   697226
BALDWIN & LYONS INC            CL B             057755209     8216   391036 SH       SOLE                    65571        0   325465
BIG LOTS INC                   COM              089302103    13048   406600 SH       SOLE                    68800        0   337800
BROWN & BROWN INC              COM              115236101    22155  1157500 SH       SOLE                   195200        0   962300
CAL DIVE INTL INC DEL          COM              12802T101    13751  2350589 SH       SOLE                   394000        0  1956589
CARLISLE COS INC               COM              142339100    11713   324200 SH       SOLE                    54500        0   269700
CHARLES RIV LABS INTL INC      COM              159864107    10886   318200 SH       SOLE                    53900        0   264300
CHEMED CORP NEW                COM              16359R103    14064   257400 SH       SOLE                    43300        0   214100
DESCARTES SYS GROUP INC        COM              249906108    12652  2350000 SH       SOLE                   526500        0  1823500
FIRSTSERVICE CORP              SUB VTG SH       33761N109    21305  1020600 SH       SOLE                   232200        0   788400
FORWARD AIR CORP               COM              349853101     4175   153226 SH       SOLE                    20400        0   132826
FOSSIL  INC                    COM              349882100    12436   358400 SH       SOLE                    60400        0   298000
GILDAN ACTIVEWEAR INC          COM              375916103     6637   230200 SH       SOLE                    76000        0   154200
GLADSTONE INVT CORP            COM              376546107     5202   892198 SH       SOLE                   150723        0   741475
GRACO INC                      COM              384109104    10526   373399 SH       SOLE                    62600        0   310799
HERBALIFE LTD                  COM USD SHS      G4412G101    11443   248500 SH       SOLE                    42100        0   206400
HEWITT ASSOCS INC              COM              42822Q100    15080   437600 SH       SOLE                    71500        0   366100
IDEX CORP                      COM              45167R104    10969   383939 SH       SOLE                    64600        0   319339
INTERACTIVE DATA CORP          COM              45840J107     6349   190217 SH       SOLE                    31300        0   158917
INTERNATIONAL SPEEDWAY CORP    COM              460335201    12253   475657 SH       SOLE                    80000        0   395657
INTERVAL LEISURE GROUP INC     COM              46113M108    11594   931226 SH       SOLE                   156500        0   774726
KINETIC CONCEPTS INC           COM NEW          49460W208     9430   258300 SH       SOLE                    43700        0   214600
LHC GROUP INC                  COM              50187A107    11897   428707 SH       SOLE                    72300        0   356407
LENDER PROCESSING SVCS INC     COM              52602E102    15718   502000 SH       SOLE                    84700        0   417300
MTS SYS CORP                   COM              553777103    11111   383146 SH       SOLE                    64600        0   318546
MICROS SYS INC                 COM              594901100    12321   386600 SH       SOLE                    65100        0   321500
MIDDLEBY CORP                  COM              596278101    11098   208647 SH       SOLE                    35000        0   173647
MILLER HERMAN INC              COM              600544100    14558   771500 SH       SOLE                   129500        0   642000
NEUSTAR INC                    COM              64126X201    14436   700100 SH       SOLE                   118100        0   582000
PROGRESS SOFTWARE CORP         COM              743312100     9856   328100 SH       SOLE                    55100        0   273000
QLOGIC CORP                    COM              747277101    10014   602500 SH       SOLE                   101500        0   501000
RLI CORP                       COM              749607107    11421   217500 SH       SOLE                    36600        0   180900
RITCHIE BROS AUCTIONEERS       COM              767744105     2416   132620 SH       SOLE                    31720        0   100900
SAGA COMMUNICATIONS INC        COM NEW          786598300     5756   241043 SH       SOLE                    40694        0   200349
SOTHEBYS                       COM              835898107    10046   439250 SH       SOLE                    74200        0   365050
STANTEC INC                    COM              85472N109     7568   340400 SH       SOLE                    79200        0   261200
TCF FINL CORP                  COM              872275102    10331   622000 SH       SOLE                   104600        0   517400
TEMPUR PEDIC INTL INC          COM              88023U101    10795   351070 SH       SOLE                    58800        0   292270
TRUE RELIGION APPAREL INC      COM              89784N104    11165   505900 SH       SOLE                    85500        0   420400
UNIVERSAL HLTH SVCS INC        COM              913903100    22143   580432 SH       SOLE                    97872        0   482560
WASHINGTON POST CO             CL B             939640108    10919    26600 SH       SOLE                     4300        0    22300
WILEY JOHN & SONS INC          COM              968223206    13457   348000 SH       SOLE                    58500        0   289500